SIGNIFICANT ACCOUNTING POLICIES (Schedule of Losses Reclassified Out of Accumulated Other Comprehensive Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Cost of revenues	$ 326,057	$ 299,290	$ 257,751
Research and development	3,290	3,052	2,628
Marketing and selling	70,343	59,521	55,870
General and administrative	40,181	36,612	36,111
Total (gain) loss	(76,483)	(79,458)	$ (80,259)
Reclassification of AOCI [Member] | Accumulated gains on Derivative Instruments [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Cost of revenues	(90)	1,105
Research and development	(2)	27
Marketing and selling	(9)	109
General and administrative	(10)	123
Total (gain) loss	$ (111)	$ 1,364